Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	320,369
Proposed Maximum Offering Price per Unit	0.60895
Maximum Aggregate Offering Price	$ 195,088.70
Fee Rate	0.0087%
Amount of Registration Fee	$ 16.97
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of the Registrant's common stock ("Common Stock") that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 320,369 shares of Common Stock issuable under the Registrant's 2026 Incentive Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on November 10, 2026.